PREPAIDS AND OTHER	12 Months Ended
Dec. 31, 2012
PREPAIDS AND OTHER
PREPAIDS AND OTHER

10.                               PREPAIDS AND OTHER

The components of prepaids and other at December 31 were as follows:

	2012	2011
Inventory advances	$17,613	$16,486
Insurance and licenses	2,374	2,024
Other	4,265	2,164
	$24,252	$20,674